Employee Benefits - Summary of Expected Benefit Payments (Detail) $ in Thousands	Mar. 31, 2023 USD ($)
Disclosure of defined benefit plans [abstract]
March 31, 2024	$ 1,605
March 31, 2025	1,502
March 31, 2026	1,476
March 31, 2027	1,558
March 31, 2028	1,890
Thereafter	$ 6,773